EQ ADVISORS TRUST

SUPPLEMENT DATED DECEMBER 21, 2010 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

This Supplement updates certain information contained in the above-referenced Statement of Additional Information as revised (“SAI”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about changes to information regarding the EQ/AllianceBernstein International Portfolio (“Portfolio”) of the Trust.

Information in “Appendix C – Portfolio Manager Information” with respect to the Joshua Lisser as the Portfolio manager of the Portfolio is deleted. Information with respect to Judith DeVivo is deleted and replaced with the following information.

AllianceBernstein L.P. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of October 31, 2010.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Small Company Index
Judith DeVivo	12	$17.2 Billion	5	$271 Million	47	$10.5 Billion	0	N/A	0	N/A	0	N/A
EQ/Common Stock Index
Judith DeVivo	12	$13.1 Billion	5	$271 Million	47	$10.5 Billion	0	N/A	0	N/A	0	N/A
EQ/AllianceBernstein International
Judith DeVivo	12	$18.0 Billion	5	$271 Million	47	$10.5 Billion	0	N/A	0	N/A	0	N/A
EQ/Large Cap Growth Index
Judith DeVivo	12	$16.8 Billion	5	$271 Million	47	$10.5 Billion	0	N/A	0	N/A	0	N/A
EQ/Equity 500 Index
Judith DeVivo	12	$15.2 Billion	5	$271 Million	47	$10.5 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Funds as of October 31, 2010

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Small Company Index
Judith DeVivo	X
EQ/Common Stock Index
Judith DeVivo	X
EQ/AllianceBernstein International
Judith DeVivo	X
EQ/Large Cap Growth Index
Judith DeVivo	X
EQ/Equity 500 Index
Judith DeVivo	X